UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

ClearBridge Small Cap Fund
Class A [LMSAX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$109	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of ClearBridge Small Cap Fund returned 3.59%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

ClearBridge Small Cap Fund	PAGE 1	7192-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	3.59	9.35	7.59
Class A (with sales charge)	-2.12	8.06	6.96
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%
ClearBridge Small Cap Fund	PAGE 2	7192-ATSR-1225

WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7192-ATSR-1225

ClearBridge Small Cap Fund
Class C [LMASX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$188	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of ClearBridge Small Cap Fund returned 2.79%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

ClearBridge Small Cap Fund	PAGE 1	7076-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	2.79	8.51	6.79
Class C (with sales charge)	1.83	8.51	6.79
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7076-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7076-ATSR-1225

ClearBridge Small Cap Fund
Class FI [LGASX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$109	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class FI shares of ClearBridge Small Cap Fund returned 3.58%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

ClearBridge Small Cap Fund	PAGE 1	7061-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class FI	3.58	9.23	7.47
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7061-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7061-ATSR-1225

ClearBridge Small Cap Fund
Class R [LMARX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$147	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of ClearBridge Small Cap Fund returned 3.19%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

ClearBridge Small Cap Fund	PAGE 1	7260-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	3.19	8.94	7.21
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7260-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7260-ATSR-1225

ClearBridge Small Cap Fund
Class I [LMNSX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$86	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class I shares of ClearBridge Small Cap Fund returned 3.83%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

ClearBridge Small Cap Fund	PAGE 1	7348-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2015 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class I	3.83	9.60	7.84
Russell 3000 Index	20.81	16.74	14.08
Russell 2000 Index	14.41	11.50	9.36
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7348-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7348-ATSR-1225

ClearBridge Small Cap Fund
Class IS [LISGX]	Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2024, to October 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$75	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class IS shares of ClearBridge Small Cap Fund returned 3.93%. The Fund compares its performance to the Russell 2000 Index, which returned 14.41% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
MP Materials, in the materials sector, is a producer of rare earth metals primarily for magnets used in electric motors. The company, which is the only vertically integrated U.S. producer of rare earth metals and magnets, rose during the quarter on fears of a shutdown of rare earths and magnet imports from China. The stock surged following the news that it had secured a major partnership with the U.S. government, including price guarantees and government-backed financing for a heavy rare earth separation facility and expansion of its magnet production capabilities, as part of a broader U.S. strategy to establish a domestic supply chain for critical minerals.

↑
Terawulf, in the IT sector, develops, owns, and operates bitcoin mining facilities. The company was a top contributor as cryptocurrency prices rebounded and the company signed a major computing outsourcing deal with FluidStack, backed by Google, which also took a significant stake in the company. Terawulf is quickly pivoting from being a crypto miner to becoming an artificial intelligence (AI) infrastructure provider for hyperscale customers.

↑
Verona Pharma, in the health care sector, is a biopharmaceutical company focused on development and commercialization of therapies for the treatment of respiratory diseases with unmet medical needs. After the company received favorable designation from the FDA for its Ohtuvayre drug treatment for chronic obstructive pulmonary disease patients, as well as applications treating cystic fibrosis and asthma, Merck announced that it would acquire Verona at a premium.

Top detractors from performance:
↓
Vivid Seats, in the communication services sector, operates as an online secondary marketplace for tickets in the U.S. and Canada. While the company has a strong brand and a differentiated technology platform, the secondary ticketing market has become increasingly challenging. Competitive pressures have intensified, particularly from larger platforms engaging in uneconomic pricing strategies, which have eroded margins and made it difficult for Vivid Seats to maintain its market share.

↓
Hain Celestial, in the consumer staples sector, makes organic and natural products including infant formula, frozen desserts, plant-based beverages such as soy, rice and oat and frozen meat alternatives among others. The stock declined after organic sales fell and earnings and margins eroded, raising investor concerns about its turnaround, growth outlook and financial risk.

↓
Olin, in the materials sector, is a producer of commodity chlor-alkali products and their derivatives. While we had expected Olin to have been a beneficiary of new tariffs due to the oversupply of caustic soda and vinal epoxy in China and Olin’s position as a leading domestic manufacturer, the combination of elevated financial leverage combined with continued headwinds to customer demand has cast doubt on its ability to overcome a potential economic slowdown.

ClearBridge Small Cap Fund	PAGE 1	7264-ATSR-1225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/8/2017 — 10/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	Since Inception (9/8/2017)
Class IS	3.93	9.72	6.40
Russell 3000 Index	20.81	16.74	14.60
Russell 2000 Index	14.41	11.50	8.73
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$700,124,131
Total Number of Portfolio Holdings	92
Total Management Fee Paid	$5,090,143
Portfolio Turnover Rate	33%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7264-ATSR-1225

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7264-ATSR-1225

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2024 and October 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant's principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $215,401 in October 31, 2024 and $173,061 in October 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2024 and $0 in October 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $52,000 in October 31, 2024 and $41,000 in October 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in October 31, 2024 and $0 in October 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $842,539 in October 31, 2024 and $890,363 in October 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Small Cap Fund
Financial Statements and Other Important Information
Annual  | October 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 1.4%
Media — 1.4%
Criteo SA, ADR	243,900	$5,580,432 *
Gambling.com Group Ltd.	623,000	4,441,990 *

Total Communication Services		10,022,422
Consumer Discretionary — 9.7%
Automobile Components — 1.2%
Visteon Corp.	76,098	8,154,662
Diversified Consumer Services — 0.3%
Stride Inc.	36,462	2,480,874 *
Hotels, Restaurants & Leisure — 1.0%
First Watch Restaurant Group Inc.	408,000	6,727,920 *
Household Durables — 1.5%
Meritage Homes Corp.	156,600	10,579,896
Leisure Products — 1.1%
YETI Holdings Inc.	225,800	7,674,942 *
Specialty Retail — 4.6%
Academy Sports & Outdoors Inc.	143,600	6,877,004
Murphy USA Inc.	36,465	13,061,763
Signet Jewelers Ltd.	57,600	5,693,760
Valvoline Inc.	195,500	6,453,455 *
Total Specialty Retail		32,085,982

Total Consumer Discretionary		67,704,276
Consumer Staples — 2.9%
Food Products — 2.0%
Freshpet Inc.	100,800	4,960,368 *
Utz Brands Inc.	872,922	9,191,869
Total Food Products		14,152,237
Personal Care Products — 0.9%
Interparfums Inc.	66,100	5,892,815

Total Consumer Staples		20,045,052
Energy — 6.6%
Energy Equipment & Services — 2.7%
Valaris Ltd.	158,300	8,883,796 *
Weatherford International PLC	132,800	9,786,032
Total Energy Equipment & Services		18,669,828
Oil, Gas & Consumable Fuels — 3.9%
Green Plains Inc.	593,100	6,097,068 *
International Seaways Inc.	211,300	10,824,899
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Matador Resources Co.	268,040	$10,576,858
Total Oil, Gas & Consumable Fuels		27,498,825

Total Energy		46,168,653
Financials — 17.8%
Banks — 10.3%
Bank OZK	272,617	12,265,039
Columbia Banking System Inc.	323,500	8,669,800
Independent Bank Corp. (Massachusetts)	130,500	8,781,345
Texas Capital Bancshares Inc.	114,300	9,582,912 *
UMB Financial Corp.	104,300	11,147,584
Wintrust Financial Corp.	112,221	14,590,974
WSFS Financial Corp.	136,400	7,105,076
Total Banks		72,142,730
Consumer Finance — 3.8%
Encore Capital Group Inc.	139,336	5,793,591 *
Jefferson Capital Inc.	219,229	4,139,043
OneMain Holdings Inc.	172,500	10,210,275
PROG Holdings Inc.	222,990	6,451,101
Total Consumer Finance		26,594,010
Financial Services — 2.4%
Essent Group Ltd.	137,000	8,298,090
Euronet Worldwide Inc.	109,400	8,299,084 *
Total Financial Services		16,597,174
Insurance — 1.3%
Assured Guaranty Ltd.	114,646	9,238,175
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Redwood Trust Inc.	26,150	138,856

Total Financials		124,710,945
Health Care — 17.1%
Biotechnology — 7.2%
Arrowhead Pharmaceuticals Inc.	303,300	12,856,887 *
Avidity Biosciences Inc.	115,170	8,044,625 *
Bicara Therapeutics Inc.	275,000	4,468,750 *
Celcuity Inc.	113,900	8,788,524 *
CG oncology Inc.	85,900	3,716,893 *
Palvella Therapeutics Inc.	45,900	3,664,656 *
Scholar Rock Holding Corp.	296,900	8,794,178 *
Total Biotechnology		50,334,513
Health Care Equipment & Supplies — 0.6%
Beta Bionics Inc.	164,600	4,480,412 *
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — 4.3%
Acadia Healthcare Co. Inc.	196,144	$4,217,096 *
Guardian Pharmacy Services Inc., Class A Shares	238,513	6,687,904 *
HealthEquity Inc.	111,915	10,584,921 *
Privia Health Group Inc.	341,800	8,305,740 *
Total Health Care Providers & Services		29,795,661
Pharmaceuticals — 5.0%
Axsome Therapeutics Inc.	49,100	6,628,009 *
Corcept Therapeutics Inc.	192,300	14,128,281 *
Prestige Consumer Healthcare Inc.	108,000	6,544,800 *
Tarsus Pharmaceuticals Inc.	116,000	7,981,960 *
Total Pharmaceuticals		35,283,050

Total Health Care		119,893,636
Industrials — 15.9%
Building Products — 1.7%
Janus International Group Inc.	668,500	6,417,600 *
Tecnoglass Inc.	88,900	5,301,107
Total Building Products		11,718,707
Construction & Engineering — 1.4%
Primoris Services Corp.	66,204	9,369,190
Ground Transportation — 1.3%
Landstar System Inc.	71,290	9,155,775
Machinery — 3.1%
AGCO Corp.	56,500	5,828,540
Hillman Solutions Corp.	913,073	8,418,533 *
Terex Corp.	167,600	7,712,952
Total Machinery		21,960,025
Passenger Airlines — 2.5%
Allegiant Travel Co.	121,700	7,567,306 *
SkyWest Inc.	95,300	9,575,744 *
Total Passenger Airlines		17,143,050
Professional Services — 1.9%
ICF International Inc.	73,354	5,888,859
Korn Ferry	116,340	7,527,198
Total Professional Services		13,416,057
Trading Companies & Distributors — 4.0%
Custom Truck One Source Inc.	1,338,068	7,881,220 *
GATX Corp.	74,542	11,691,913
Rush Enterprises Inc., Class A Shares	175,853	8,688,897
Total Trading Companies & Distributors		28,262,030

Total Industrials		111,024,834
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Schedule of Investments (cont’d)
October 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Information Technology — 10.0%
Communications Equipment — 1.3%
Extreme Networks Inc.	486,100	$9,245,622 *
Electronic Equipment, Instruments & Components — 0.6%
Itron Inc.	45,400	4,554,982 *
IT Services — 0.6%
Commerce.com Inc., Series 1	909,200	4,209,596 *
Semiconductors & Semiconductor Equipment — 2.3%
Penguin Solutions Inc.	413,030	9,198,178 *
Photronics Inc.	278,500	6,656,150 *
Total Semiconductors & Semiconductor Equipment		15,854,328
Software — 5.2%
Commvault Systems Inc.	34,448	4,795,851 *
nCino Inc.	232,600	6,205,768 *
Q2 Holdings Inc.	102,000	6,299,520 *
Terawulf Inc.	769,900	11,933,450 *
Zeta Global Holdings Corp., Class A Shares	398,500	7,169,015 *
Total Software		36,403,604

Total Information Technology		70,268,132
Materials — 7.2%
Chemicals — 1.1%
Quaker Chemical Corp.	55,400	7,694,506
Construction Materials — 1.3%
Eagle Materials Inc.	42,400	9,002,368
Containers & Packaging — 1.2%
Silgan Holdings Inc.	210,070	8,112,903
Metals & Mining — 3.6%
Commercial Metals Co.	132,730	7,878,853
MP Materials Corp.	176,175	11,114,881 *
Warrior Met Coal Inc.	94,600	6,417,664
Total Metals & Mining		25,411,398

Total Materials		50,221,175
Real Estate — 6.8%
Diversified REITs — 0.8%
Alexander & Baldwin Inc.	354,500	5,661,365
Hotel & Resort REITs — 0.8%
Apple Hospitality REIT Inc.	515,600	5,769,564
Office REITs — 1.9%
COPT Defense Properties	267,000	7,521,390
Piedmont Realty Trust Inc., Class A Shares	743,200	5,990,192
Total Office REITs		13,511,582
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Retail REITs — 1.3%
Kite Realty Group Trust		398,736	$8,828,015
Specialized REITs — 2.0%
PotlatchDeltic Corp.		206,800	8,272,000
Smartstop Self Storage REIT Inc.		170,311	5,850,183
Total Specialized REITs			14,122,183

Total Real Estate			47,892,709
Utilities — 3.6%
Electric Utilities — 1.5%
Portland General Electric Co.		231,053	10,554,501
Gas Utilities — 1.1%
ONE Gas Inc.		94,000	7,537,860
Independent Power and Renewable Electricity Producers — 1.0%
Talen Energy Corp.		18,000	7,196,040 *

Total Utilities			25,288,401
Total Investments before Short-Term Investments (Cost — $522,217,981)			693,240,235
	Rate
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.833%	3,830,271	3,830,271 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.896%	3,830,270	3,830,270 (a)(b)

Total Short-Term Investments (Cost — $7,660,541)			7,660,541
Total Investments — 100.1% (Cost — $529,878,522)			700,900,776
Liabilities in Excess of Other Assets — (0.1)%			(776,645)
Total Net Assets — 100.0%			$700,124,131

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2025, the total market value of investments in Affiliated
Companies was $3,830,270 and the cost was $3,830,270 (Note 9).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Statement of Assets and Liabilities
October 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $526,048,252)	$697,070,506
Investments in affiliated securities, at value (Cost — $3,830,270)	3,830,270
Cash	23
Receivable for securities sold	1,654,817
Dividends receivable from unaffiliated investments	123,389
Receivable for Fund shares sold	63,991
Dividends receivable from affiliated investments	15,725
Other assets	10,303
Prepaid expenses	35,379
Total Assets	702,804,403
Liabilities:
Payable for securities purchased	1,542,940
Investment management fee payable	399,015
Payable for Fund shares repurchased	266,395
Transfer agent fees payable	184,588
Service and/or distribution fees payable	106,961
Trustees’ fees payable	888
Accrued expenses	179,485
Total Liabilities	2,680,272
Total Net Assets	$700,124,131
Net Assets:
Par value (Note 7)	$147
Paid-in capital in excess of par value	473,410,107
Total distributable earnings (loss)	226,713,877
Total Net Assets	$700,124,131
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

Net Assets:
Class A	$437,072,676
Class C	$11,223,533
Class FI	$1,568,284
Class R	$3,138,898
Class I	$211,591,581
Class IS	$35,529,159
Shares Outstanding:
Class A	10,867,079
Class C	315,287
Class FI	23,802
Class R	49,720
Class I	2,976,306
Class IS	497,508
Net Asset Value:
Class A (and redemption price)	$40.22
Class C*	$35.60
Class FI (and redemption price)	$65.89
Class R (and redemption price)	$63.13
Class I (and redemption price)	$71.09
Class IS (and redemption price)	$71.41
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$42.56

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Statement of Operations
For the Year Ended October 31, 2025

Investment Income:
Dividends from unaffiliated investments	$10,705,740
Dividends from affiliated investments	237,454
Total Investment Income	10,943,194
Expenses:
Investment management fee (Note 2)	5,439,332
Service and/or distribution fees (Notes 2 and 5)	1,272,072
Transfer agent fees (Notes 2 and 5)	881,513
Registration fees	104,838
Fund accounting fees	74,961
Legal fees	68,524
Audit and tax fees	53,008
Trustees’ fees	37,134
Shareholder reports	33,377
Custody fees	24,233
Commitment fees (Note 10)	7,067
Insurance	5,278
Interest expense	1,324
Miscellaneous expenses	15,875
Total Expenses	8,018,536
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(349,189)
Net Expenses	7,669,347
Net Investment Income	3,273,847
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	73,549,350
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(44,270,201)
Net Gain on Investments	29,279,149
Increase in Net Assets From Operations	$32,552,996
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2025	2024
Operations:
Net investment income	$3,273,847	$3,744,663
Net realized gain	73,549,350	46,695,795
Change in net unrealized appreciation (depreciation)	(44,270,201)	138,743,788
Increase in Net Assets From Operations	32,552,996	189,184,246
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(50,186,054)	(15,393,731)
Decrease in Net Assets From Distributions to Shareholders	(50,186,054)	(15,393,731)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	56,988,842	168,196,468
Reinvestment of distributions	40,485,543	12,737,895
Cost of shares repurchased	(357,101,225)	(235,045,122)
Net assets of shares issued in connection with merger (Note 8)	—	111,386,754
Increase (Decrease) in Net Assets From Fund Share Transactions	(259,626,840)	57,275,995
Increase (Decrease) in Net Assets	(277,259,898)	231,066,510
Net Assets:
Beginning of year	977,384,029	746,317,519
End of year	$700,124,131	$977,384,029
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$41.35	$33.84	$35.78	$50.63	$33.09
Income (loss) from operations:
Net investment income (loss)	0.13	0.12	0.16	(0.07)	(0.02)
Net realized and unrealized gain (loss)	1.44	8.28	(2.06)	(7.71)	17.78
Total income (loss) from operations	1.57	8.40	(1.90)	(7.78)	17.76
Less distributions from:
Net investment income	(0.40)	(0.25)	(0.04)	—	(0.22)
Net realized gains	(2.30)	(0.64)	—	(7.07)	—
Total distributions	(2.70)	(0.89)	(0.04)	(7.07)	(0.22)
Net asset value, end of year	$40.22	$41.35	$33.84	$35.78	$50.63
Total return[2]	3.59%	25.08%	(5.30)%	(17.12)%	53.75%
Net assets, end of year (millions)	$437	$475	$334	$386	$507
Ratios to average net assets:
Gross expenses	1.13%	1.10%	1.10%	1.10%	1.08%
Net expenses[3,4]	1.07	1.07	1.07	1.07	1.06
Net investment income (loss)	0.33	0.31	0.45	(0.19)	(0.05)
Portfolio turnover rate	33%	33%	37%	36%	42%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$36.92	$30.31	$32.25	$46.67	$30.58
Income (loss) from operations:
Net investment loss	(0.16)	(0.16)	(0.10)	(0.34)	(0.36)
Net realized and unrealized gain (loss)	1.28	7.41	(1.84)	(7.01)	16.45
Total income (loss) from operations	1.12	7.25	(1.94)	(7.35)	16.09
Less distributions from:
Net investment income	(0.14)	—	—	—	—
Net realized gains	(2.30)	(0.64)	—	(7.07)	—
Total distributions	(2.44)	(0.64)	—	(7.07)	—
Net asset value, end of year	$35.60	$36.92	$30.31	$32.25	$46.67
Total return[2]	2.79%	24.13%	(6.05)%	(17.74)%	52.56%
Net assets, end of year (000s)	$11,224	$14,787	$14,324	$21,042	$34,349
Ratios to average net assets:
Gross expenses	1.89%	1.86%	1.86%	1.85%	1.84%
Net expenses[3,4]	1.85	1.85	1.84	1.84	1.82
Net investment loss	(0.45)	(0.46)	(0.32)	(0.96)	(0.83)
Portfolio turnover rate	33%	33%	37%	36%	42%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$66.05	$53.50	$56.50	$75.92	$49.48
Income (loss) from operations:
Net investment income (loss)	0.22	0.20	0.26	(0.37)	(0.13)
Net realized and unrealized gain (loss)	2.22	13.15	(3.26)	(11.98)	26.65
Total income (loss) from operations	2.44	13.35	(3.00)	(12.35)	26.52
Less distributions from:
Net investment income	(0.30)	(0.16)	—	—	(0.08)
Net realized gains	(2.30)	(0.64)	—	(7.07)	—
Total distributions	(2.60)	(0.80)	—	(7.07)	(0.08)
Net asset value, end of year	$65.89	$66.05	$53.50	$56.50	$75.92
Total return[2]	3.58%	25.10%	(5.31)%	(17.48)%	53.61%
Net assets, end of year (000s)	$1,568	$2,358	$2,222	$2,767	$3,427
Ratios to average net assets:
Gross expenses	1.40%	1.32%	1.21%	1.50%	1.18%
Net expenses[3,4]	1.07	1.07	1.07	1.48	1.17
Net investment income (loss)	0.34	0.32	0.45	(0.60)	(0.18)
Portfolio turnover rate	33%	33%	37%	36%	42%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective August 5, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$63.41	$51.43	$54.52	$73.50	$47.98
Income (loss) from operations:
Net investment income (loss)	(0.03)	(0.02)	0.04	(0.34)	(0.31)
Net realized and unrealized gain (loss)	2.13	12.64	(3.13)	(11.57)	25.83
Total income (loss) from operations	2.10	12.62	(3.09)	(11.91)	25.52
Less distributions from:
Net investment income	(0.08)	—	—	—	—
Net realized gains	(2.30)	(0.64)	—	(7.07)	—
Total distributions	(2.38)	(0.64)	—	(7.07)	—
Net asset value, end of year	$63.13	$63.41	$51.43	$54.52	$73.50
Total return[2]	3.19%	24.64%	(5.67)%	(17.45)%	53.16%
Net assets, end of year (000s)	$3,139	$3,687	$3,437	$4,200	$5,720
Ratios to average net assets:
Gross expenses	1.48%	1.43%	1.46%	1.46%	1.47%
Net expenses[3,4]	1.45	1.42	1.45	1.45	1.45
Net investment income (loss)	(0.05)	(0.04)	0.07	(0.57)	(0.46)
Portfolio turnover rate	33%	33%	37%	36%	42%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$71.05	$57.49	$60.68	$80.51	$52.43
Income (loss) from operations:
Net investment income	0.41	0.36	0.41	0.03	0.11
Net realized and unrealized gain (loss)	2.38	14.14	(3.50)	(12.79)	28.22
Total income (loss) from operations	2.79	14.50	(3.09)	(12.76)	28.33
Less distributions from:
Net investment income	(0.45)	(0.30)	(0.10)	—	(0.25)
Net realized gains	(2.30)	(0.64)	—	(7.07)	—
Total distributions	(2.75)	(0.94)	(0.10)	(7.07)	(0.25)
Net asset value, end of year	$71.09	$71.05	$57.49	$60.68	$80.51
Total return[2]	3.83%	25.37%	(5.11)%	(16.94)%	54.10%
Net assets, end of year (millions)	$212	$429	$329	$362	$517
Ratios to average net assets:
Gross expenses	0.86%	0.85%	0.86%	0.85%	0.86%
Net expenses[3,4]	0.84	0.84	0.85	0.84	0.84
Net investment income	0.59	0.54	0.66	0.04	0.15
Portfolio turnover rate	33%	33%	37%	36%	42%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024,  the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$71.36	$57.74	$60.95	$80.75	$52.60
Income (loss) from operations:
Net investment income	0.46	0.41	0.48	0.10	0.19
Net realized and unrealized gain (loss)	2.42	14.22	(3.52)	(12.83)	28.30
Total income (loss) from operations	2.88	14.63	(3.04)	(12.73)	28.49
Less distributions from:
Net investment income	(0.53)	(0.37)	(0.17)	—	(0.34)
Net realized gains	(2.30)	(0.64)	—	(7.07)	—
Total distributions	(2.83)	(1.01)	(0.17)	(7.07)	(0.34)
Net asset value, end of year	$71.41	$71.36	$57.74	$60.95	$80.75
Total return[2]	3.93%	25.53%	(5.01)%	(16.84)%	54.29%
Net assets, end of year (000s)	$35,529	$52,924	$63,477	$69,087	$136,865
Ratios to average net assets:
Gross expenses	0.76%	0.75%	0.75%	0.74%	0.74%
Net expenses[3,4]	0.74	0.74	0.74	0.73	0.72
Net investment income	0.65	0.62	0.78	0.15	0.26
Portfolio turnover rate	33%	33%	37%	36%	42%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.74%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for

ClearBridge Small Cap Fund 2025 Annual Report

investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
ClearBridge Small Cap Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$693,240,235	—	—	$693,240,235
Short-Term Investments†	7,660,541	—	—	7,660,541
Total Investments	$700,900,776	—	—	$700,900,776

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to

ClearBridge Small Cap Fund 2025 Annual Report

shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(10,850,249)	$10,850,249
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
ClearBridge Small Cap Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.07%, 1.85%, 1.07%, 1.45%, 0.85% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended October 31, 2025, fees waived and/or expenses reimbursed amounted to $349,189, which included an affiliated money market fund waiver of $6,943.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

ClearBridge Small Cap Fund 2025 Annual Report

Pursuant to these arrangements, at October 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2026	$59,767	—	$3,421	—	—	—
Expires October 31, 2027	97,536	$648	5,589	$177	$19,228	$3,785
Expires October 31, 2028	282,700	4,844	5,610	1,107	41,490	6,495
Total fee waivers/expense reimbursements subject to recapture	$440,003	$5,492	$14,620	$1,284	$60,718	$10,280
For the year ended October 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended October 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $41,953 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed in the aggregate. These purchases do not incur an initial sales charge.
For the year ended October 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$26,823	—
CDSCs	196	$478
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
ClearBridge Small Cap Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$254,141,880
Sales	541,262,863
At October 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$532,814,046	$197,789,751	$(29,703,021)	$168,086,730
4. Derivative instruments and hedging activities
During the year ended October 31, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended October 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,123,039	$574,751
Class C	127,820	16,857
Class FI	4,311	6,735
Class R	16,902	7,658
Class I	—	275,054
Class IS	—	458
Total	$1,272,072	$881,513
For the year ended October 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$286,667
Class C	4,957
Class FI	5,625
Class R	1,137

ClearBridge Small Cap Fund 2025 Annual Report

Waivers/Expense Reimbursements
Class I	$43,957
Class IS	6,846
Total	$349,189
6. Distributions to shareholders by class

	Year Ended October 31, 2025	Year Ended October 31, 2024
Net Investment Income:
Class A	$4,604,073	$2,392,316
Class C	55,337	—
Class FI	10,840	6,607
Class R	4,975	—
Class I	2,713,798	1,698,720
Class IS	321,434	402,363
Total	$7,710,457	$4,500,006
Net Realized Gains:
Class A	$26,159,298	$6,216,811
Class C	909,153	293,042
Class FI	81,908	26,009
Class R	134,721	39,842
Class I	13,782,329	3,624,793
Class IS	1,408,188	693,228
Total	$42,475,597	$10,893,725
7. Shares of beneficial interest
At October 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	459,185	$18,179,579	554,707	$21,395,278
Shares issued on reinvestment	721,035	30,031,097	223,430	8,347,856
Shares repurchased	(1,794,517)	(70,305,197)	(1,604,801)	(62,135,687)
Shares issued with merger	—	—	2,431,263	95,767,462
Net increase (decrease)	(614,297)	$(22,094,521)	1,604,599	$63,374,909
ClearBridge Small Cap Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended October 31, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares sold	25,718	$901,496	61,706	$2,144,758
Shares issued on reinvestment	25,083	931,089	8,268	277,651
Shares repurchased	(136,076)	(4,726,774)	(221,429)	(7,606,975)
Shares issued with merger	—	—	79,372	2,793,889
Net decrease	(85,275)	$(2,894,189)	(72,083)	$(2,390,677)
Class FI
Shares sold	2,900	$185,484	4,166	$257,230
Shares issued on reinvestment	1,359	92,748	547	32,616
Shares repurchased	(16,156)	(1,015,336)	(10,546)	(649,656)
Net decrease	(11,897)	$(737,104)	(5,833)	$(359,810)
Class R
Shares sold	7,997	$492,973	15,954	$937,269
Shares issued on reinvestment	2,128	139,630	693	39,824
Shares repurchased	(18,541)	(1,116,859)	(25,348)	(1,478,763)
Net decrease	(8,416)	$(484,256)	(8,701)	$(501,670)
Class I
Shares sold	465,885	$32,306,623	1,799,343	$119,755,310
Shares issued on reinvestment	111,804	8,215,340	49,550	3,174,362
Shares repurchased	(3,636,927)	(255,976,899)	(1,697,392)	(113,642,462)
Shares issued with merger	—	—	167,271	11,315,898
Net increase (decrease)	(3,059,238)	$(215,454,936)	318,772	$20,603,108
Class IS
Shares sold	73,776	$4,922,687	352,714	$23,706,623
Shares issued on reinvestment	14,587	1,075,639	13,467	865,586
Shares repurchased	(332,537)	(23,960,160)	(746,169)	(49,531,579)
Shares issued with merger	—	—	22,222	1,509,505
Net decrease	(244,174)	$(17,961,834)	(357,766)	$(23,449,865)
8. Transfer of net assets
On September 6, 2024, the Fund acquired the assets and certain liabilities of ClearBridge Small Cap Value Fund (the “Acquired Fund”), a series of Legg Mason Partners Investment Trust, pursuant to a plan of reorganization approved by the Board of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge Small Cap Value Fund	2,700,128	$111,386,754	$835,034,341
As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.455636, 0.342347, 0.298522 and 0.298560 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund

ClearBridge Small Cap Fund 2025 Annual Report

did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.
The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $19,791,944, accumulated net realized loss of $(280,740) and undistributed net investment income of $93,150. Total net assets of the Fund immediately after the transfer were $946,421,095. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Pro forma results of operations of the combined entity for the entire year ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$4,407,954
Net realized gain	50,909,085
Change in net unrealized appreciation	154,260,497
Increase in net assets from operations	$209,577,536
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on September 6, 2024.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended October 31, 2025. The following transactions were effected in such company for the year ended October 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,888,510	$113,613,550	113,613,550	$122,671,790	122,671,790
ClearBridge Small Cap Fund 2025 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$237,454	—	$3,830,270
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2025.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$14,468,187	$8,192,960
Net long-term capital gains	35,717,867	7,200,771
Total distributions paid	$50,186,054	$15,393,731
As of October 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,777,666
Undistributed long-term capital gains — net	56,849,480
Total undistributed earnings	$58,627,146
Unrealized appreciation (depreciation)(a)	168,086,731
Total distributable earnings (loss) — net	$226,713,877

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

ClearBridge Small Cap Fund 2025 Annual Report

12. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Small Cap Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of ClearBridge Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Small Cap Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Small Cap Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$45,972,824
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$8,183,899
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$8,182,739
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$143,440
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$6,757,730
Qualified Business Income Dividends Earned	§199A	$1,584,902
Section 163(j) Interest Earned	§163(j)	$472,318
Interest Earned from Federal Obligations	Note (1)	$472,318
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
ClearBridge Small Cap Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Small Cap Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
At an in-person meeting of the Board of Trustees of Legg Mason Global Asset Management Trust (the “Trust”) held on May 6-7, 2025, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to ClearBridge Small Cap Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2025 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the
ClearBridge Small Cap Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial,

ClearBridge Small Cap Fund

operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as small-cap core funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5-and 10-year periods ended December 31, 2024 was below the median performance of the funds in the Performance Universe for each period. The Board noted the explanations from the Manager and the Sub-Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods. The Board also noted that the Fund’s performance was ahead of its benchmark for the quarter ending March 31, 2025.
ClearBridge Small Cap Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Management fees and expense ratios
The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager after giving effect to breakpoints and waivers, if any (the “Actual Management Fee”), in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board also noted that the compensation paid to the Sub-Advisers is the responsibility and expense of the Manager, not the Fund. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Sub-Advisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts, retail managed accounts and third-party sub-advised funds.
The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.
The Board considered the overall management fee, the fees of each of the Sub-Advisers and the amount of the management fee retained by the Manager after payment of the sub-advisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with

ClearBridge Small Cap Fund

those of a group of funds consisting of 17 small-cap core funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of small-cap core funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was below the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was below the median of management fees paid by the funds in the Expense Group and below the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was below the median of the total expense ratios of the funds in the Expense Group and below the median of the actual total expense ratios of the funds in the Expense Universe. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2026.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the sub-advisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing with Fund investors any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund had not reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered.
The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.
ClearBridge Small Cap Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

ClearBridge Small Cap Fund

ClearBridge
Small Cap Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Small Cap Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge Small Cap Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Small Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90020-AFSOI 12/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 29, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 29, 2025